UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08059

Cohen & Steers Realty Focus Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

John E. McLean 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2007

Item 1. Schedule of Investments

COHEN & STEERS REALTY FOCUS FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2007 (Unaudited)

		Number of Shares	Value

COMMON STOCK	96.5%
DIVERSIFIED	4.0%
Vornado Realty Trust		78,900	$9,415,926
HEALTH CARE	3.5%
Senior Housing Properties Trust		342,827	8,193,565
HOTEL	10.1%
Hilton Hotels Corp.		166,800	5,998,128
Starwood Hotels & Resorts Worldwide		160,800	10,427,880
Strategic Hotels & Resorts		319,600	7,309,252
			23,735,260
MORTGAGE	4.3%
Annaly Capital Management		319,800	4,950,504
Newcastle Investment Corp.		189,100	5,243,743
			10,194,247
OFFICE	32.6%
BioMed Realty Trust		332,600	8,747,380
Boston Properties		139,900	16,424,260
Brookfield Properties Corp.		168,550	6,792,565
Kilroy Realty Corp.		56,200	4,144,750
Mack-Cali Realty Corp.		120,500	5,739,415
Maguire Properties		205,800	7,318,248
Parkway Properties		242,900	12,691,525
SL Green Realty Corp.		78,000	10,700,040
Thomas Properties Group		263,700	4,092,624
			76,650,807
OFFICE/INDUSTRIAL	3.1%
EastGroup Properties		144,700	7,384,041
RESIDENTIAL—APARTMENT	17.7%
AvalonBay Communities		74,600	9,698,000
BRE Properties		169,100	10,678,665
Equity Residential		154,100	7,432,243
Essex Property Trust		38,700	5,010,876
Home Properties		32,200	1,669,570
Mid-America Apartment Communities		128,000	7,201,280
			41,690,634

		Number of Shares	Value

SELF STORAGE	11.5%
Extra Space Storage		306,600	$5,807,004
Public Storage		173,600	16,434,712
U-Store-It Trust		244,800	4,925,376
			27,167,092
SHOPPING CENTER - COMMUNITY CENTER	6.3%
Developers Diversified Realty Corp.		134,800	8,478,920
Federal Realty Investment Trust		70,900	6,424,958
			14,903,878
SPECIALTY	3.4%
Plum Creek Timber Co.		139,600	5,503,032
Rayonier		58,700	2,524,100
			8,027,132
TOTAL COMMON STOCK (Identified cost—$210,493,569)			227,362,582

		Principal Amount

COMMERCIAL PAPER	0.8%
Prudential Funding Corp., 4.15%, due 4/2/07 (Identified cost—$1,835,789)		$1,836,000	1,835,789

TOTAL INVESTMENTS (Identified cost—$212,329,358)	97.3%		229,198,371

OTHER ASSETS IN EXCESS OF LIABILITIES	2.7%		6,301,465

NET ASSETS	100.0%		$235,499,836

Note: Percentages indicated are based on the net assets of the fund.

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, but excluding securities admitted to trading on the Nasdaq National List, are valued at the official closing prices as reported by Nasdaq, the National Quotation Bureau, or such other comparable sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes most closely reflect the value of such securities.

Securities for which market prices are unavailable, or securities for which the investment manager determines that bid and/or asked price does not reflect market value,

will be valued at fair value pursuant to procedures approved by the fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The fund’s use of fair value pricing may cause the net asset value of fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

Note 2. Income Tax Information

As of March 31, 2007, the federal tax cost and net unrealized appreciation were as follows:

Gross unrealized appreciation	$21,780,205
Gross unrealized depreciation	4,911,192
Net unrealized appreciation	$16,869,013

Cost for federal income tax purposes	$212,329,358

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REALTY FOCUS FUND, INC.

By:	/s/ Adam M. Derechin

Name: Adam M. Derechin

Title: President

Date: May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
Name: Adam M. Derechin		Name: James Giallanza
Title: President and principal		Title: Treasurer and principal
executive officer		financial officer

Date: May 30, 2007